Organization and Business Overview - Schedule of Subsidiary of Limited Liability Company (Details)	12 Months Ended
Nov. 30, 2024
Intelligent Joy Limited (“IJL”) [Member]
Schedule of Subsidiary of Limited Liability Company [Line Items]
Place and date of formation	Hong Kong, October 24, 2016
Principal activity	Financial PR services
Issued ordinary share capital	HK$2,010,003
Ownership	100% owned by IGL
Intelligent Tech Limited (“ITL”) [Member]
Schedule of Subsidiary of Limited Liability Company [Line Items]
Place and date of formation	Hong Kong, June 16, 2018
Principal activity	Financial PR services
Issued ordinary share capital	HK$100
Ownership	100% owned by IGL